UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22560

Plainsboro Funds

(Exact name of registrant as specified in charter)

4 Windmill Court

Plainsboro, NJ 08536

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (609) 356-9922

Date of fiscal year end: August 31

Date of reporting period: June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Plainsboro China Fund

7 DAYS GROUP HOLDINGS LIMITED

Ticker Symbol:SVN	Cusip Number:81783J-101
Record Date: 8/10/2012	Meeting Date: 9/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-election of directors	For	Issuer	For	With
2	Re-appoinment of independent auditor	For	Issuer	For	With

7 DAYS GROUP HOLDINGS LIMITED

Ticker Symbol:SVN	Cusip Number:81783J-101
Record Date: 6/3/2013	Meeting Date: 6/26/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Merger agreement	For	Issuer	For	With
2	Each of the members of the special committee of the board of directors of the Company and the chief financial officer of the Company be authorized to do all things necessary to give effect to the merger agreement;	For	Issuer	For	With
3	THAT the chairman of the extraordinary general meeting be instructed to adjourn the extraordinary general meeting in order to allow the Company to solicit additional proxies in the event that there are insufficient proxies received at the time of the extraordinary general meeting to pass the special resolutions to be proposed at the extraordinary general meeting.	For	Issuer	For	With

FOCUS MEDIA

Ticker Symbol:FMCN	Cusip Number:34415V-109
Record Date: 3/28/2013	Meeting Date: 4/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Seek approval of the "merger agreement"	Against	Issuer	For	Against
2	Allow the Company to solicit additional proxies in case there are insufficient proxies	For	Issuer	For	Against

FOCUS MEDIA HOLDING LIMITED

Ticker Symbol:FMCN	Cusip Number:34415V-109
Record Date: 10/29/2012	Meeting Date: 12/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	re-election of one director	For	Issuer	For	With
2	receipt of financial statements	For	Issuer	For	With
3	2013 employee option plan	For	Issuer	For	With
4	ratification of independent auditor	For	Issuer	For	With

GIANT INTERACTIVE GROUP INC

Ticker Symbol:GA	Cusip Number:374511-103
Record Date: 8/6/2012	Meeting Date: 9/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-election of Director	For	Issuer	For	With
2	Re-election of Director	For	Issuer	For	With
3	Amendment of the 2007 incentive plan	For	Issuer	For	With
4	Appointment of Independent Auditor	For	Issuer	For	With

NETEASE.COM INC.

Ticker Symbol:NTES	Cusip Number:64110W102
Record Date: 7/25/2012	Meeting Date: 9/6/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for directors and independent auditor	For	Issuer	For	With

PERFECT WORLD CO., LTD.

Ticker Symbol:PWRD	Cusip Number:71372U-104
Record Date: 10/26/2012	Meeting Date: 11/18/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Appointment of independent auditor	For	Issuer	For	With
2	Athorization of directors to effect Proposal 1	For	Issuer	For	With

SOUFUN HOLDINGS

Ticker Symbol:SFUN	Cusip Number:836034108
Record Date: 7/2/2012	Meeting Date: 8/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amendments to the Company's Articles of Association and the adoption of the fifth amended and restated Memorandum and Artciles of Association of the Company	For	Issuer	For	With

XUEDA EDUCATION GROUP

Ticker Symbol:XUE	Cusip Number:98418W-109
Record Date: 10/15/2012	Meeting Date: 11/28/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF AUDITED FINANCIAL STATEMENTS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITOR	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Plainsboro Funds

By /s/Yang Xiang

* Yang Xiang

President, Chairman of the Board, Principal Financial Officer and Chief Compliance Officer

Date: July 31, 2013

*Print the name and title of each signing officer under his or her signature.